Dividends	3 Months Ended
Mar. 31, 2018
Equity [Abstract]
Dividends	Dividends On May 2, 2018, our Board of Directors declared cash dividends of $0.30 per share, payable on June 29, 2018, to FNF common shareholders of record as of June 15, 2018.